Warrant liabilities	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Warrant liabilities
13	Warrant liabilities
The Reverse
Recapitalization
(see Note 28) has included the issuance of
26
million warrants that entitles the holder to purchase
 one
GHL Class A ordinary share at an exercise price of
$11.50
per whole share, are exercisable as at 31 December 2021 and will expire on 1 December 2026.
The warrants are listed on NASDAQ under the trading symbol “GRABW”. As at 31 December 2021,

10
million of the warrants were registered for resale while the remaining
16
million warrants were in the process of registration for resale. Of those 16 million warrants,

12
million warrants can be exercised on a cashless basis by the holder into a variable number of shares based on volume weighted average observable price of the GHL Class A ordinary shares at the time of exercise. All the remaining warrants, whether registered for resale or otherwise, cannot be exercised cashless, and can be redeemed at GHL’s sole discretion at a price of
$
0.01
or $
0.10
per warrant depending on the GHL Class A ordinary shares closing price over an observable trading period at the time of redemption. Following notice of such a redemption, holders of the warrants will have the right to exercise the warrants prior to redemption, including on a cashless basis in certain circumstances.
The terms of all warrants include a provision that in the event of a tender or exchange offer made to and accepted by holders of more than 50% of the outstanding GHL Class A ordinary shares, the warrant holders would be entitled to receive cash for their warrants. Management considers that this feature results in the warrants being classified as liabilities measured at fair value through profit or loss, as the event is an uncertain future event that is not within the control of the Group; and therefore, the Group does not have an unconditional right to avoid delivering cash.
The warrants registered for sale have been measured at the trading price, while the remaining warrants have been measured based on the trading price with consideration of a discount for a lack of marketability.
The carrying value of the warrants as at 31 December is as follows:

	2021
	Registered for resale	In process of registration for resale	Total
(in $ millions)	$	$	$
Initial recognition	36	55	91
Change in fair value	(15)	(22)	(37)
As at 31 December 2021	21	33	54